Contract balances (Details) - Schedule of allowance for doubtful accounts - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of allowance for doubtful accounts [Abstract]
At the beginning of the year	¥ 1,751	¥ 125
Allowance made during the year	25,694	1,700
Write-off	(1,592)	(74)
At the end of the year	¥ 25,853	¥ 1,751